Other receivables and prepayments	12 Months Ended
Dec. 31, 2020
Other receivables and prepayments
Other receivables and prepayments

Note 6‑ Other receivables and prepayments

Other receivables and prepayments as of December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019

Advance to other party (i)	$—	$5,835
Utility deposits	16	17
Other receivables	107	4
Other prepayments	109	48
Other receivables and prepayments	$232	$5,904

(i)

In December 2019, the Company paid advance of $5,835 to a company beneficially owned by Luk Lai Ching Kimmy (Luk Lai Ching Kimmy held 4.2% and 5.3% of the Company’s outstanding common stock as of December 31, 2020 and 2019, respectively). The advances were unsecured and non-interest bearing. In April 2020, the sum of $5,835 was repaid to the Company.